Exhibit 1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Prima Capital Advisors LLC (the “Company”) BofA Securities, Inc.

(together, the “Specified Parties”)

Re: Prima Capital CRE Securitization 2020-VIII Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company contained in an electronic data file entitled “Annex 06222020.xlsx” provided to us on June 23, 2020 containing information on 12 Collateral Interests as of June 19, 2020 (the “Data File”); which we were informed are to be included as Collateral in the offering by Prima Capital CRE Securitization 2020-VIII Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

All terms used herein, which are defined in the Indenture, are used with the meanings set forth therein. Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Attributes” means the Company-selected data fields listed in Exhibit A.
•	The term “Source Document” means the documents in the loan file, provided to us by the Company, including: Loan Agreement, Appraisal, Underwritten Information, Investor Presentation, Underlying Offering Document, Supplemental Property Information File, DSCR Calculation File and Bloomberg File. We make no representation regarding the execution of the Source Documents by the borrower or the validity of the borrower(s) signature(s).

We were instructed by the Company to perform the Data File procedures on all the Collateral Interests in the Data File. We compared or recomputed the Attributes in the Data File to the corresponding information set forth in the Source Documents or using the Recomputation Methodology, as applicable. Where more than one document is indicated, we used the highest priority document that we could locate. The document priority is the order provided by the Company, which is summarized on Exhibit A, with the highest priority document listed first.

For those Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the Attribute is accurate and not perform any procedure.

There were no conclusions that resulted from the procedures.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on information indicated in the Source Documents and instructions and methodologies provided by the Company, without verification or evaluation of such methodologies, instructions and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Collateral Interests, (ii) the reasonableness of the information and methodologies provided by the Company (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

Mclean, VA June 24, 2020

Exhibit A

Attribute	Source Documents / Recomputation Methodology
Asset #	Provided by the Company
Asset Name	Provided by the Company
Cusip	Bloomberg File
Property Address	Appraisal, Underlying Offering Document
City	Appraisal, Underlying Offering Document
State	Appraisal, Underlying Offering Document
Number of Properties	Appraisal, Underlying Offering Document, Supplemental Property Information File
Property Type	Appraisal, Underlying Offering Document
Units	Appraisal, Underlying Offering Document
Unit of Measure	Appraisal, Underlying Offering Document
Occupancy	Appraisal, Underlying Offering Document, Bloomberg File
Occupancy Date	Appraisal, Underlying Offering Document, Bloomberg File
Appraised Value	Appraisal, Underlying Offering Document
Appraisal Date	Appraisal, Underlying Offering Document
Loan Purpose	Loan Agreement, Underlying Offering Document, Investor Presentation
Collateral Type	Provided by the Company
Coupon Rate	Loan Agreement, Underlying Offering Document
Rate Type (Fixed, Fixed / WAC, Floating)	Loan Agreement, Underlying Offering Document
Collateral Interest Cut-off Date Balance	Provided by the Company
Collateral Interest Maturity Balance	Provided by the Company
Cut-off Date Balance (Debt Through Collateral Interest)	Provided by the Company
Maturity Date Balance (Debt Through Collateral Interest)

Bloomberg File, Recomputed as: if Amortization Type is "Interest Only", then the Maturity Date Balance (Debt Through Collateral Interest) will equal the Cut-off Date Balance (Debt Through Collateral Interest); if Amortization Type is "Fully Amortizing", then the Maturity Date Balance (Debt Through

Collateral Interest) is equal to zero.

Cut-off Date LTV (%) (Debt Through Collateral Interest)	Recomputed as: (i) Cut-off Date Balance (Debt Through Collateral Interest) divided by (ii) Appraised Value
Maturity Date LTV (%) (Debt Through Collateral Interest)	Recomputed as: (i) Maturity Date Balance (Debt Through Collateral Interest) divided by (ii) Appraised Value
NOI Debt Yield (Debt Through Collateral Interest)	Recomputed as: (i) NOI divided by (ii) Cut-off Date Balance (Debt Through Collateral Interest)

 A-1

Exhibit A

Attribute	Source Documents / Recomputation Methodology
NOI DSCR (Debt Through Collateral Interest)	DSCR Calculation File
Loan Per Unit (Debt Through Collateral Interest)	Recomputed as: (i) Cut-off Date Balance (Debt Through Collateral Interest) divided by (ii) Units
Cut-off Date Balance (Mortgage Loan Characteristics)	Provided by the Company
Maturity Date Balance (Mortgage Loan Characteristics)

Bloomberg File, Recomputed as: if Amortization Type is "Interest Only", then the Maturity Date Balance (Mortgage Loan Characteristics) will equal the Cut-off Date Balance (Mortgage Loan Characteristics); if Amortization Type is "Fully

Amortizing", then the Maturity Date Balance (Mortgage Loan Characteristics) is equal to zero.

Cut-off Date LTV (%) (Mortgage Loan Characteristics)	Recomputed as: (i) Cut-off Date Balance (Mortgage Loan Characteristics) divided by (ii) Appraised Value
Maturity Date LTV (%) (Mortgage Loan Characteristics)	Recomputed as: (i) Maturity Date Balance (Mortgage Loan Characteristics) divided by (ii) Appraised Value
NOI Debt Yield (Mortgage Loan Characteristics)	Recomputed as: (i) NOI divided by (ii) Cut-off Date Balance (Mortgage Loan Characteristics)
Loan Per Unit (Mortgage Loan Characteristics)	Recomputed as: (i) Cut-off Date Balance (Mortgage Loan Characteristics) divided by (ii) Units
Cut-off Date Balance (Total Debt)	Provided by the Company
Maturity Date Balance (Total Debt)	Bloomberg File, Recomputed as: if Amortization Type is "Interest Only", then the Maturity Date Balance (Total Debt) will equal the Cut-off Date Balance (Total Debt); if Amortization Type is "Fully Amortizing", then the Maturity Date Balance (Total Debt) is equal to zero
Cut-off Date LTV (%) (Total Debt)	Recomputed as: (i) Cut-off Date Balance (Total Debt) divided by (ii) Appraised Value
Maturity Date LTV (%) (Total Debt)	Recomputed as: (i) Maturity Date Balance (Total Debt) divided by (ii) Appraised Value
NOI Debt Yield (Total Debt)	Recomputed as: (i) NOI divided by (ii) Cut-off Date Balance (Total Debt)
Loan Per Unit (Total Debt)	Recomputed as: (i) Cut-off Date Balance (Total Debt) divided by (ii) Units
Accrual Type	Loan Agreement, Underlying Offering Document
Amortization Type	Provided by the Company
Original Amort Term (Mos)	Loan Agreement, Underlying Offering Document
Anticipated Repayment Date / Maturity Date/Initial Maturity Date	Investor Presentation, Loan Agreement, Underlying Offering Document
Extension Options	Investor Presentation, Loan Agreement, Underlying Offering Document
Final Maturity Date / Fully Extended Maturity Date	Investor Presentation, Loan Agreement, Underlying Offering Document
Open Date	Loan Agreement, Underlying Offering Document, Supplemental Property Information File
Prepayment Type	Loan Agreement, Underlying Offering Document

 A-2

Exhibit A

Attribute	Source Documents / Recomputation Methodology
NOI	Appraisal, Underwritten Information, Investor Presentation, Bloomberg File, Supplemental Property Information File
NOI Date	Appraisal, Underwritten Information, Investor Presentation, Bloomberg File, Supplemental Property Information File
Moody's	Bloomberg File
S&P	Bloomberg File
Fitch	Bloomberg File
KBRA	Bloomberg File
DBRS	Bloomberg File
Morningstar	Bloomberg File

 A-3